Basis of Presentation and General Information (Tables)	12 Months Ended
Dec. 31, 2018
Basis of Presentation and General Information [Abstract]
List of Subsidiaries
Subsidiary	Date of Incorporation	Name of Vessel Owned by Subsidiary	Deadweight “DWT”	Date acquired by the Partnership	Date acquired by Capital Maritime & Trading Corp. (“CMTC”)
Capital Product Operating LLC	01/16/2007	—	—	—	—
Crude Carriers Corp.	10/29/2009	—	—	09/30/2011	—
Crude Carriers Operating Corp.	01/21/2010	—	—	09/30/2011	—
Shipping Rider Co. (4)	09/16/2003	M/T Atlantas II	36,760	04/04/2007	04/26/2006
Canvey Shipmanagement Co. (4)	03/18/2004	M/T Assos	47,872	08/16/2010 04/04/2007	05/17/2006
Centurion Navigation Limited (4)	08/27/2003	M/T Aktoras	36,759	04/04/2007	07/12/2006
Polarwind Maritime S.A. (4)	10/10/2003	M/T Agisilaos	36,760	04/04/2007	08/16/2006
Carnation Shipping Company (4)	11/10/2003	M/T Arionas	36,725	04/04/2007	11/02/2006
Apollonas Shipping Company (4)	02/10/2004	M/T Avax	47,834	04/04/2007	01/12/2007
Tempest Maritime Inc. (4)	09/12/2003	M/T Aiolos	36,725	04/04/2007	03/02/2007
Iraklitos Shipping Company (4)	02/10/2004	M/T Axios	47,872	04/04/2007	02/28/2007
Epicurus Shipping Company (4)	02/11/2004	M/T Atrotos	47,786	03/01/2010 05/08/2007	05/08/2007
Laredo Maritime Inc. (4)	02/03/2004	M/T Akeraios	47,781	07/13/2007	07/13/2007
Lorenzo Shipmanagement Inc. (4)	05/26/2004	M/T Apostolos	47,782	09/20/2007	09/20/2007
Splendor Shipholding S.A. (4)	07/08/2004	M/T Anemos I	47,782	09/28/2007	09/28/2007
Ross Shipmanagement Co.	12/29/2003	M/T Attikos (1)	12,000	09/24/2007	01/20/2005
Sorrel Shipmanagement Inc. (4)	02/07/2006	M/T Alexandros II	51,258	01/29/2008	01/29/2008
Baymont Enterprises Incorporated	05/29/2007	M/T Amore Mio II (2)	159,982	03/27/2008	07/31/2007
Forbes Maritime Co.	02/03/2004	M/T Aristofanis (1)	12,000	04/30/2008	06/02/2005
Wind Dancer Shipping Inc. (4)	02/07/2006	M/T Aristotelis II	51,226	06/17/2008	06/17/2008
Belerion Maritime Co. (4)	01/24/2006	M/T Aris II	51,218	08/20/2008	08/20/2008
Mango Finance Corp.	07/14/2006	M/T Agamemnon II (1)	51,238	04/07/2009	11/24/2008
Navarro International S.A. (4)	07/14/2006	M/T Ayrton II	51,260	04/13/2009	04/10/2009
Adrian Shipholding Inc. (4)	06/22/2004	M/T Alkiviadis	36,721	06/30/2010	03/29/2006
Patroklos Marine Corp.	06/17/2008	M/V Cape Agamemnon	179,221	06/09/2011	01/25/2011
Cooper Consultants Co. renamed to Miltiadis M II Carriers Corp. (4)	04/06/2006	M/T Miltiadis M II	162,397	09/30/2011	04/26/2006
Amoureux Carriers Corp. (4)	04/14/2010	M/T Amoureux	149,993	09/30/2011	—
Aias Carriers Corp. (4)	04/14/2010	M/T Aias	150,393	09/30/2011	—
Agamemnon Container Carrier Corp.	04/19/2012	M/V Agamemnon	108,892	12/22/2012	06/28/2012
Archimidis Container Carrier Corp.	04/19/2012	M/V Archimidis	108,892	12/22/2012	06/22/2012
Aenaos Product Carrier S.A.	10/16/2013	M/T Aristotelis (2)	51,604	11/28/2013	—
Anax Container Carrier S.A.	04/08/2011	M/V Hyundai Prestige	63,010	09/11/2013	02/19/2013
Hercules Container Carrier S.A.	04/08/2011	M/V Hyundai Premium	63,010	03/20/2013	03/11/2013
Iason Container Carrier S.A.	04/08/2011	M/V Hyundai Paramount	63,010	03/27/2013	03/27/2013
Thiseas Container Carrier S.A.	04/08/2011	M/V Hyundai Privilege	63,010	09/11/2013	05/31/2013
Cronus Container Carrier S.A.	07/19/2011	M/V Hyundai Platinum	63,010	09/11/2013	06/14/2013
Miltiadis M II Corp.	08/28/2012	—	—	—	—
Dias Container Carrier S.A.	05/16/2013	M/V CMA CGM Amazon	115,534	06/10/2015	06/10/2015
Poseidon Container Carrier S.A.	05/16/2013	M/V CMA CGM Uruguay	115,639	09/18/2015	09/18/2015
Isiodos Product Carrier S.A. (4)	05/31/2013	M/T Active	50,136	03/31/2015	03/31/2015
Titanas Product Carrier S.A. (4)	05/31/2013	M/T Amadeus	50,108	06/30/2015	06/30/2015
Atrotos Container Carrier S.A.	10/25/2013	M/V CMA CGM Magdalena	115,639	02/26/2016	02/26/2016
Filonikis Product Carrier S.A. (4)	05/31/2013	M/T Amor	49,999	10/24/2016	09/30/2015
Asterias Crude Carrier S.A. (4)	07/13/2015	M/T Aristaios	113,689	01/17/2018	01/10/2017
Iason Product Carrier S.A. (4)	08/28/2013	M/T Anikitos	50,082	05/04/2018	06/21/2016
Athena SpinCo Inc.(3,4)	11/14/2018	—	—	—	—
Athena MergerCo 1 Inc.(3,4)	11/14/2018	—	—	—	—
Athena MergerCo 2 Inc.(3,4)	11/14/2018	—	—	—	—
Athena MergerCo 3 LLC.(3,4)	11/14/2018	—	—	—	—
Athena MergerCo 4 LLC (3,4)	11/14/2018	—	—	—	—

(1)	Vessels were disposed in the previous years.
(2)	Vessels were disposed in 2018 (Note 5).
(3)	Companies established for the purpose of the agreement between the Partnership and DSS.
(4)	Companies part of the Crude and Product tanker business which were spun-off on March 27, 2019.